Comprehensive Income (Narrative) (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Income [Abstract]
Change in Defined benefit pension and postretirement plans, net of tax	$ 0.3	$ 2.5
Change in Defined benefit pension and postretirement plans, tax portion	$ 0.2	$ 1.2